STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3%
Alabama - 2.5%
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	6/1/2021	18,085,000	18,768,251
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	9,125,000	9,699,328
				28,467,579
Arizona - 2.0%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2022	8,000,000	8,851,840
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	8,020,040
Coconino County Pollution Control Corp., Revenue Bonds, Refunding (Nevada Power Co.) Ser. B	1.60	5/21/2020	1,100,000	1,101,276
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	725,000	771,364
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management) Ser. A2	2.20	6/3/2024	3,350,000	3,410,869
				22,155,389
California - 4.2%
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. B	2.25	4/1/2022	7,500,000	7,656,075
California, GO (Build America Bonds)	7.95	3/1/2036	15,100,000	15,321,215
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, (The J Paul Getty Trust) Ser. A, 1 Month LIBOR x .7 +.33%	1.58	4/1/2022	5,000,000	[a] 5,015,950
Port of Los Angeles, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2023	5,000,000	5,650,500
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,239,200
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000	1,185,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
California - 4.2% (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Refunding, Ser. H	5.00	5/1/2023	8,580,000	9,624,358
				46,693,038
Colorado - 3.4%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/1/2020	910,000	920,228
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2021	4,555,000	[b] 4,755,557
Colorado Housing & Finance Authority, Revenue Bonds (Multi-Family Project) Ser. B2	1.35	2/1/2022	5,000,000	4,990,350
Colorado Housing & Finance Authority, Revenue Bonds (S Range Crossings Project)	2.15	1/1/2020	3,000,000	3,001,530
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	3,000,000	3,301,530
Denver City & County Airport System, Revenue Bonds, Refunding Ser. D	5.00	11/15/2022	6,500,000	7,193,225
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.25	9/1/2025	3,000,000	3,088,620
Rio Blanco County School District No. Re-1, GO (Insured; State Aid Withholding) Ser. B	5.00	12/1/2022	1,000,000	1,110,400
Rio Blanco County School District No. Re-1, GO (Insured; State Aid Withholding) Ser. B	5.00	12/1/2021	2,000,000	2,153,460
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	7,500,000	7,680,825
				38,195,725
Connecticut - 3.0%
Connecticut, GO, Ser. A	5.00	4/15/2023	3,075,000	3,443,569
Connecticut, Revenue Bonds, Ser. A	5.00	1/1/2021	5,000,000	5,202,800
Connecticut, Revenue Bonds, Ser. A	5.00	1/1/2022	5,000,000	5,384,500
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. E-E3	1.63	11/15/2022	1,185,000	1,186,363
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. A2	5.00	7/1/2022	11,960,000	13,114,260

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Connecticut - 3.0% (continued)
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. C2	5.00	2/1/2023	5,000,000	5,581,100
				33,912,592
District of Columbia - .6%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	7,000,000	7,077,840
Florida - 5.3%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2023	1,100,000	1,208,163
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000	2,218,877
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000	1,456,425
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2023	1,250,000	1,418,550
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000	1,378,313
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2021	5,200,000	5,492,604
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2020	9,400,000	9,576,532
Florida Development Finance Corp., Revenue Bonds (Virgin Trains USA) Ser. B	1.90	3/17/2020	7,500,000	7,502,850
Florida Lottery, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2021	12,575,000	13,339,937
Hillsborough County School Board, COP, Refunding	5.00	7/1/2021	7,000,000	7,415,590
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2021	3,890,000	4,157,865
Palm Beach County Airport System, Revenue Bonds, Refunding	5.00	10/1/2022	710,000	782,882
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	4.00	11/15/2020	2,000,000	2,047,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Florida - 5.3% (continued)
Palm Beach County School Board, COP, Refunding, Ser. A	5.00	8/1/2022	1,875,000	2,062,688
				60,059,216
Georgia - 3.3%
Bartow County Development Authority, Revenue Bonds, Refunding (Georgia Power Co.)	1.55	8/19/2022	2,000,000	1,992,120
DeKalb County School District, GO (Insured; State Aid Withholding)	4.00	10/1/2021	4,045,000	4,254,369
Fayette County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Obligated Group)	5.00	7/1/2024	2,000,000	2,287,060
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2021	700,000	733,936
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2020	500,000	507,790
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2022	1,000,000	1,080,230
Main Street Natural Gas, Revenue Bonds, Ser. A	4.00	9/1/2023	5,000,000	5,434,750
Main Street Natural Gas, Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000	2,897,492
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.35	12/11/2020	5,000,000	5,039,900
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	8,000,000	8,134,480
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	5,000,000	5,082,350
				37,444,477
Hawaii - 1.0%
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	5,624,500
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	5,624,500
				11,249,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Illinois - 6.7%
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	12/1/2019	2,020,000	2,020,000
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.25	12/1/2020	1,175,000	1,217,382
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.25	12/1/2020	1,275,000	1,320,989
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	3,000,000	3,215,940
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	3,440,000	3,687,611
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000	1,101,500
Cook County, GO, Refunding	5.00	11/15/2020	890,000	919,174
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. C	5.00	12/1/2020	5,000,000	5,184,200
Illinois, GO	5.00	4/1/2020	1,865,000	1,885,217
Illinois, GO, Refunding, Ser. A	5.00	10/1/2020	3,000,000	3,080,220
Illinois, GO, Ser. A	5.00	4/1/2020	4,515,000	4,563,943
Illinois, GO, Ser. D	5.00	11/1/2021	5,000,000	5,274,000
Illinois, GO, Ser. D	5.00	11/1/2020	17,000,000	17,450,160
Illinois, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.)	5.75	6/15/2020	1,615,000	1,648,786
Illinois Finance Authority, Revenue Bonds (Northwestern Memorial Healthcare Obligated Group) Ser. B	5.00	12/15/2022	10,680,000	11,829,702
Illinois Housing Development Authority, Revenue Bonds (Century Woods) (Insured; Government National Mortgage Association Collateral)	1.90	10/1/2021	5,000,000	5,043,400
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	5,000,000	5,436,450
				74,878,674
Indiana - 1.2%
Center Grove Multi-Facility School Building Corp., BAN	2.50	12/15/2020	2,200,000	2,210,296

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Indiana - 1.2% (continued)
Hammond Multi-School Building Corp., Revenue Bonds, Refunding	4.00	1/15/2021	660,000	678,566
Indiana Finance Authority, Revenue Bonds, Refunding (Indiana University Health Obligated Group) Ser. C	5.00	12/1/2022	3,500,000	3,886,400
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	6,000,000	6,574,020
				13,349,282
Kansas - .5%
Johnson County Unified School District No. 512, GO, Refunding, Ser. A	2.25	10/1/2023	4,790,000	4,833,589
Lenexa, GO, Ser. B	1.63	9/1/2021	1,000,000	1,000,100
				5,833,689
Kentucky - 3.8%
Carroll County, Revenue Bonds, Refunding (Kentucky Utilities Co.)	1.20	6/1/2021	6,000,000	5,993,820
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2023	1,250,000	1,415,863
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project Number 112) Ser. B	5.00	11/1/2020	10,000,000	10,335,800
Kentucky Rural Water Finance Corp., Revenue Bonds, Refunding (Public Construction Project)	1.45	6/1/2021	10,000,000	10,006,800
Louisville & Jefferson County Metropolitan Government, Revenue Bonds, Refunding (Louisville Gas & Electric Co.)	1.85	4/1/2021	13,500,000	13,581,270
Louisville & Jefferson County Metropolitan Government, Revenue Bonds, Refunding (Louisville Gas & Electric Co.)	2.55	5/3/2021	1,500,000	1,524,315
				42,857,868
Louisiana - .5%
Parish of St. John the Baptist, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.00	4/1/2023	5,000,000	5,001,450
Maryland - 1.2%
Cecil County, GO, Refunding	5.00	8/1/2022	2,185,000	2,406,734
Maryland, GO, Refunding, Ser. B	5.00	8/1/2022	10,000,000	11,023,200
				13,429,934

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Massachusetts - 2.9%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2021	3,010,000		3,190,148
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System) Ser. S5,1 Month MUNIPSA +.42%	1.52	1/27/2022	5,500,000	[a]	5,502,970
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	575,000		608,482
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2022	550,000		598,972
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue J)	5.00	7/1/2022	3,000,000		3,262,350
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue K) Ser. A	4.00	7/1/2020	375,000		380,674
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue K) Ser. A	4.00	7/1/2021	1,000,000		1,040,190
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue L) Ser. B	5.00	7/1/2021	1,150,000		1,214,101
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue L) Ser. B	5.00	7/1/2022	2,000,000		2,174,900
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (University of Massachusetts) Ser. A	1.85	4/1/2022	5,000,000		5,064,600
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2023	350,000		392,865
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2022	500,000		545,320
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2024	500,000		576,175
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000		5,548,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Massachusetts - 2.9% (continued)
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	3.90	8/1/2023	2,600,000	[c] 2,655,510
				32,756,157
Michigan - 1.8%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2021	1,000,000	1,053,560
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) (Catalyst Development Project) Ser. A	5.00	7/1/2021	500,000	526,780
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2020	10,365,000	10,395,680
Michigan State Housing Development Authority, Revenue Bonds, Ser. A1	1.50	10/1/2022	1,000,000	1,000,320
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	6,660,041
Michigan Strategic Fund, Revenue Bonds, Refunding, Ser. CC	1.45	9/1/2021	1,000,000	997,760
				20,634,141
Minnesota - .8%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	6,340,000	7,025,925
Rochester Independent School District No. 535, COP, Ser. B	5.00	2/1/2022	1,560,000	1,688,138
				8,714,063
Mississippi - .4%
Mississippi, GO, Refunding, Ser. B, 1 Month LIBOR x .67 +.33%	1.52	9/1/2020	4,960,000	[a] 4,961,587
Missouri - .5%
Missouri Development Finance Board, Revenue Bonds, Refunding (The Nelson Gallery Foundation) Ser. A	3.00	12/1/2022	3,540,000	3,717,956
Missouri State Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,144,480
				5,862,436
Montana - .2%
Montana Board of Investments, Revenue Bonds, Refunding	1.87	3/1/2028	2,000,000	[d] 2,002,120

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Nebraska - .6%
Central Plains Energy Project, Revenue Bonds, Refunding (Central Plains Energy Project) (Liquidity Facility; Royal Bank of Canada)	5.00	12/1/2019	1,975,000	1,975,000
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA/FNMA/FHLMC) Ser. E	3.75	9/1/2049	4,750,000	5,079,507
				7,054,507
Nevada - 2.7%
Clark County, Revenue Bonds, Refunding (Nevada Power Co.)	1.60	5/21/2020	3,000,000	3,003,480
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A1	5.00	7/1/2020	3,010,000	3,075,287
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2022	8,220,000	8,954,786
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,000,000	3,168,900
Las Vegas Valley Water District, GO, Refunding, Ser. C	5.00	6/1/2022	4,000,000	4,229,720
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.)	2.05	4/15/2022	7,500,000	7,570,350
				30,002,523
New Hampshire - .8%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Emerald Renewable Diesel)	2.00	8/31/2020	3,000,000	3,009,060
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	4,041,920
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	2,022,460
				9,073,440
New Jersey - 4.3%
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2021	1,000,000	1,051,220
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	1,500,000	1,618,665

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
New Jersey - 4.3% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2020	4,500,000	4,582,845
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.50	12/15/2019	750,000	751,013
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	12/15/2022	5,000,000	5,553,200
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2022	10,000,000	10,867,800
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2021	3,400,000	3,586,082
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	10,000,000	10,756,500
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2021	5,000,000	5,253,600
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	4,000,000	4,068,320
				48,089,245
New Mexico - 1.2%
New Mexico, GO, Refunding, Ser. B	5.00	3/1/2022	5,000,000	5,428,500
New Mexico Finance Authority, Revenue Bonds (New Mexico Finance Authority Public Project) Ser. C	5.00	6/1/2022	4,200,000	4,441,878
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2021	1,210,000	1,269,883
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	5/1/2022	1,000,000	1,061,800
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	5/1/2021	1,200,000	1,244,232
				13,446,293
New York - 11.8%
Albany County Airport Authority, Revenue Bonds, Refunding	5.00	12/15/2023	1,225,000	1,374,328
Albany County Airport Authority, Revenue Bonds, Refunding	5.00	12/15/2022	875,000	954,844

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
New York - 11.8% (continued)
Albany County Airport Authority, Revenue Bonds, Refunding	5.00	12/15/2021	840,000		889,442
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000		7,019,250
Metropolitan Transportation Authority, BAN, Refunding, Ser. B1	5.00	5/15/2022	10,000,000		10,870,300
Metropolitan Transportation Authority, BAN, Ser. A	5.00	3/1/2022	10,000,000		10,836,100
Metropolitan Transportation Authority, BAN, Ser. C1	5.00	9/1/2020	10,000,000		10,273,800
New York City, GO (LOC; Mizuho Bank, Ltd.) Ser. A3	1.18	10/1/2040	16,100,000	[d]	16,100,000
New York City, GO, Refunding (LOC; TD Bank) Ser. I4	1.19	4/1/2036	1,300,000	[d]	1,300,000
New York City, GO, Refunding, Ser. C	5.00	8/1/2022	3,840,000		3,851,405
New York City, GO, Ser. D3	5.00	2/1/2024	5,000,000		5,649,950
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2023	4,100,000		4,609,753
New York City Housing Development Corp., Revenue Bonds, Ser. C2	1.70	7/1/2021	10,000,000		10,001,200
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	2.56	3/1/2023	2,000,000	[c]	2,048,720
New York City Transitional Finance Authority, Revenue Bonds (Build America Bonds)	4.44	8/1/2021	8,870,000		9,224,889
New York Housing Finance Authority, Revenue Bonds (Green Bond) Ser. I	2.55	11/1/2022	2,000,000		2,017,820
New York Housing Finance Authority, Revenue Bonds (Green Bond) Ser. I	2.65	5/1/2023	2,000,000		2,030,700
New York Housing Finance Authority, Revenue Bonds (Insured; SONYMA/FNMA/FHLMC) Ser. N	1.50	11/1/2023	1,000,000		1,000,610
New York Housing Finance Authority, Revenue Bonds (Insured; SONYMA/FNMA/FHLMC) Ser. O	1.45	5/1/2023	1,500,000		1,500,885
New York Housing Finance Authority, Revenue Bonds (Insured; SONYMA/GNMA/FNMA/FHLMC) Ser. K	1.50	5/1/2021	5,000,000		5,010,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
New York - 11.8% (continued)
New York Housing Finance Authority, Revenue Bonds, Refunding (Insured; State of New York Mortgage Agency) Ser. F	1.80	5/1/2020	2,685,000		2,685,537
New York Housing Finance Authority, Revenue Bonds, Ser. J	2.50	5/1/2022	1,500,000		1,508,580
New York Mortgage Agency, Revenue Bonds, Refunding, Ser. 191	3.00	10/1/2024	1,000,000		1,047,350
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,000,000		1,111,990
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2021	1,000,000		1,044,870
Oneida County Local Development, Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2028	1,000,000		1,126,970
Oneida County Local Development, Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,425,000		1,612,872
Oneida County Local Development, Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2026	1,625,000		1,848,324
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D, 1 Month SOFRRATE x .67 +.50%	1.53	10/1/2020	5,000,000	[a]	5,007,250
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	2,790,000		3,029,661
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	2,500,000		2,543,825
Yonkers, BAN, Ser. C	2.00	9/18/2020	3,675,000		3,692,603
				132,824,028
North Carolina - .1%
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. B	6.00	1/1/2022	1,250,000		1,374,375

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Ohio - 2.5%
Allen County Hospital Facilities, Revenue Bonds (Mercy Health Project) Ser. B	5.00	5/5/2022	3,000,000	3,260,460
American Municipal Power, Revenue Bonds (AMP Fremont Energy Center Project) Ser. B	5.25	2/15/2022	5,040,000	[b] 5,484,075
American Municipal Power, Revenue Bonds (Combined Hydroelectric Project) Ser. A	2.25	8/15/2021	2,500,000	2,520,700
Miami University, Revenue Bonds, Refunding	5.00	9/1/2022	1,590,000	1,694,654
Ohio, Revenue Bonds, Ser. A	5.00	4/1/2021	1,035,000	1,086,916
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group)	5.00	1/1/2025	5,000,000	5,384,500
Ohio Housing Finance Agency, Revenue Bonds (Neilan Park Apartments)	1.75	6/1/2021	3,150,000	3,167,388
Ohio Housing Finance Agency, Revenue Bonds (RAD East Project)	2.45	5/1/2021	5,020,000	5,096,605
				27,695,298
Oregon - .4%
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,375,000	2,412,667
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,500,000	2,520,400
				4,933,067
Pennsylvania - 5.9%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	7/15/2022	1,500,000	1,644,855
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	7/15/2023	2,200,000	2,487,100
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	7/15/2020	2,850,000	2,916,832

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Pennsylvania - 5.9% (continued)
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	7/15/2021	2,500,000	2,649,950
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2022	3,000,000	3,257,250
Commonwealth of Pennsylvania, GO, Refunding	5.00	8/15/2022	9,000,000	9,906,030
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (AICUP Financing Program Gwynedd Mercy University Project)	4.00	5/1/2022	1,000,000	1,046,520
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Gwynedd Mercy University Project)	3.00	5/1/2021	1,100,000	1,115,070
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2022	600,000	659,490
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2023	500,000	566,240
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Bridges Finco LP-P3 Project)	5.00	6/30/2020	2,640,000	2,688,523
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Bridges Finco LP-P3 Project)	5.00	12/31/2019	2,000,000	2,005,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000	4,971,400
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	4,500,000	4,554,405
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	1.70	8/3/2020	3,000,000	3,002,160

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Pennsylvania - 5.9% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Shippensburg University of Pennsylvania)	6.00	10/1/2021	2,000,000	[b]	2,175,680
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Shippensburg University Student Services)	5.00	10/1/2022	1,000,000	[b]	1,107,390
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C, 1 Month LIBOR x .7 +.64%	1.89	12/1/2020	2,500,000	[a]	2,501,100
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2023	1,100,000		1,243,143
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2020	500,000		513,840
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2022	2,500,000		2,683,300
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2021	5,000,000		5,204,450
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. C	5.00	9/1/2021	1,500,000		1,542,090
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. D	5.00	9/1/2020	6,000,000		6,166,080
				66,607,898
Rhode Island - .1%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Lifespan Obligated Group)	5.00	5/15/2020	1,500,000		1,523,580
South Carolina - .4%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.75	12/1/2023	3,940,000	[b]	4,637,144
Tennessee - .3%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding (Ballad Health Obligated Group)	5.00	7/1/2020	2,000,000		2,042,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Tennessee - .3% (continued)
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Clear Springs Apartments Project)	1.80	5/1/2021	1,000,000		1,005,800
				3,047,880
Texas - 17.9%
Alamo Heights Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	3.00	2/1/2021	1,500,000		1,529,280
Alvin Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2025	1,000,000		1,045,350
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2021	2,500,000		2,681,025
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2020	2,500,000		2,588,975
Austin Airport System, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2024	600,000		699,858
Central Texas Regional Mobility Authority, BAN	4.00	1/1/2022	4,000,000		4,153,440
Corpus Christi, GO	5.00	3/1/2027	2,365,000		2,474,665
Cypress-Fairbanks Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A3	3.00	8/17/2020	12,000,000		12,141,000
Dallas Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B5	5.00	2/15/2021	3,000,000		3,131,670
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/1/2022	1,000,000		1,014,620
Garland, GO, Refunding	5.00	2/15/2022	1,750,000		1,895,075
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2022	5,000,000		5,178,550
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	6,500,000		7,189,260
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. C, 1 Month LIBOR x .7 +.36%	1.55	8/1/2021	5,000,000	[a]	5,006,050
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A1B	2.20	6/1/2020	6,270,000		6,297,086

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Texas - 17.9% (continued)
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A2	2.25	6/1/2022	3,500,000		3,589,565
Lamar Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/17/2020	3,750,000		3,766,500
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2021	12,700,000		13,524,992
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.50	8/1/2021	3,500,000		3,565,870
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	1.75	9/1/2020	5,000,000		5,009,550
New Caney Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2021	6,000,000		6,170,880
North Texas Tollway Authority, Revenue Bonds (Special Project Systems) Ser. D	5.00	9/1/2021	10,000,000	[b]	10,659,300
North Texas Tollway Authority, Revenue Bonds (Special Project Systems) Ser. D	5.00	9/1/2021	22,540,000	[b]	24,026,062
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	2,500,000		2,781,675
Northside Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	6/1/2021	5,000,000		5,051,650
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000		4,012,120
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	2.25	8/15/2022	3,450,000		3,533,973
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000		10,106,706
Round Rock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	1.50	8/1/2021	6,770,000		6,771,760
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,230,000		1,381,093

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Texas - 17.9% (continued)
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,000,000		1,124,700
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. 2019	2.75	12/1/2022	2,250,000		2,341,913
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. A	1.75	12/1/2024	5,000,000		5,047,950
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	2.00	12/1/2021	5,000,000		5,046,450
Socorro Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2021	10,000,000	[b]	10,651,400
Tarrant County Health Facilities Development Corp., Revenue Bonds (Cook Children's Medical Center Obligated Group) Ser. A	5.00	12/1/2033	1,010,000		1,011,151
Travis County, GO, Refunding	5.00	3/1/2023	3,900,000		4,234,230
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2022	10,000,000		10,835,800
				201,271,194
U.S. Related - .3%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	825,000		926,063
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,000,000		1,090,690
Puerto Rico Highways & Transportation Authority, TRAN, Ser. K	5.00	12/31/2049	2,885,000	[e]	1,179,244
				3,195,997
Virginia - 2.1%
Charles City County Economic Development Authority, Revenue Bonds (Waste Management)	2.40	5/2/2022	1,750,000		1,781,780
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Obligated Group) Ser. B1	5.00	5/15/2021	3,900,000		4,112,940
Gloucester County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,500,000		1,529,325
King George County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.50	6/1/2023	2,000,000	[d]	2,052,680
Peninsula Ports Authority, Revenue Bonds, Refunding (Dominion Terminal Associates Project)	1.70	10/1/2022	4,500,000		4,494,600

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Virginia - 2.1% (continued)
Sussex County Industrial Development Authority, Revenue Bonds, Ser. A	2.40	5/2/2022	1,750,000	1,781,973
Westmoreland County Industrial Development Authority, Revenue Bonds (Westmoreland County)	2.00	6/1/2022	7,500,000	7,579,950
				23,333,248
Washington - 2.2%
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2025	3,000,000	3,188,310
University of Washington, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,260,000	2,479,943
University of Washington, Revenue Bonds, Ser. A	5.00	5/1/2022	7,575,000	8,102,674
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2024	1,500,000	1,659,660
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2023	1,500,000	1,613,325
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2022	1,110,000	1,157,197
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	5,000,000	5,687,100
Whatcom County School District No. 502, GO (Insured; School Board Guaranty)	3.00	12/1/2023	1,015,000	1,086,588
				24,974,797
West Virginia - .2%
West Virginia Economic Development Authority, Revenue Bonds (Appalachian Power Company Amos Project) Ser. A	1.70	9/1/2020	2,500,000	2,502,200
Wisconsin - 1.7%
Howard, NAN	4.00	12/1/2022	5,000,000	5,277,800
Wisconsin, GO, Ser. A	5.00	5/1/2022	6,300,000	[b] 6,870,339
Wisconsin, GO, Ser. B	5.00	5/1/2022	580,000	[b] 632,507
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/3/2024	5,000,000	5,851,300
				18,631,946
Total Long-Term Municipal Investments (cost $1,132,335,041)			1,139,754,917

Short-Term Municipal Investments - 1.9%
Illinois - .2%
Illinois, GO (Build America Bonds)	5.73	4/1/2020	2,475,000	2,499,329

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 1.9% (continued)
Massachusetts - .1%
Medford, BAN	2.50	6/19/2020	1,585,000	1,595,762
New York - 1.2%
Hempstead Union Free School District, TAN	2.50	6/25/2020	3,000,000	3,018,630
Phoenix Central School District, GO (Insured; State Aid Withholding)	2.25	7/10/2020	10,000,000	10,061,900
				13,080,530
Pennsylvania - .4%
The Philadelphia School District, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. C	4.00	3/31/2020	4,000,000	4,035,960
Total Short-Term Municipal Investments (cost $21,195,258)			21,211,581
Total Investments (cost $1,153,530,299)			103.2%	1,160,966,498
Liabilities, Less Cash and Receivables			(3.2%)	(35,848,266)
Net Assets			100.0%	1,125,118,232

a Variable rate security—rate shown is the interest rate in effect at period end.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities: †
Municipal Securities	−	1,160,966,498	−	1,160,966,498

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2019, accumulated net unrealized appreciation on investments was $7,436,199, consisting of $9,491,856 gross unrealized appreciation and $2,055,657 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.